RiverPark Large Growth Fund December 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.9%**
Communication Services – 19.7%
Alphabet, Cl A *	847	$1,484
Alphabet, Cl C *	844	1,479
Facebook, Cl A *	8,357	2,283
Pinterest, Cl A *	38,322	2,525
Snap, Cl A *	57,352	2,872
Twitter *	44,157	2,391
Walt Disney	12,157	2,203
		15,237
Consumer Discretionary – 7.1%
Amazon.com *	1,064	3,466
NIKE, Cl B	14,159	2,003
		5,469
Financials – 11.4%
Apollo Global Management, Cl A	40,697	1,993
Blackstone Group, Cl A (a)	61,209	3,967
KKR	69,154	2,800
		8,760
Health Care – 17.5%
DexCom *	5,490	2,030
Exact Sciences *	18,714	2,479
Illumina *	7,382	2,731
Intuitive Surgical *	2,715	2,221
IQVIA Holdings *	8,899	1,595
Zoetis, Cl A	15,065	2,493
		13,549
Industrials – 6.8%
Lockheed Martin	3,293	1,169
Northrop Grumman	4,049	1,234
Uber Technologies *	55,852	2,848
		5,251
Information Technology – 32.1%
Adobe *	3,232	1,616
Apple	25,199	3,344
Autodesk *	6,917	2,112
C3.ai, Cl A *	5,838	810
Mastercard, Cl A	4,959	1,770
Microsoft	14,792	3,290
PayPal Holdings *	9,510	2,227
RingCentral, Cl A *	4,519	1,713
ServiceNow *	3,444	1,896
Shopify, Cl A *	2,068	2,341
Twilio, Cl A *	5,883	1,991
Visa, Cl A	7,781	1,702
		24,812
Real Estate – 3.3%
American Tower REIT, Cl A	5,351	1,201

Description	Shares	Value (000)
Equinix REIT	1,904	$1,360
		2,561
Total Common Stock
(Cost $37,581) (000)		75,639

Total Investments — 97.9%
(Cost $37,581) (000)		$75,639

As of December 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $77,288 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At December 31, 2020, these securities amounted to $3,967 (000) or 5.1% of Net Assets.

Cl — Class
REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000

Wedgewood Fund December 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 100.0%**
Communication Services – 20.6%
Alphabet, Cl A *	1,864	$3,267
Electronic Arts	13,680	1,964
Facebook, Cl A *	11,428	3,122
		8,353
Consumer Discretionary – 9.7%
Starbucks	17,625	1,886
Tractor Supply	14,586	2,050
		3,936
Financials – 7.8%
First Republic Bank	8,548	1,256
Progressive	9,770	966
S&P Global	2,905	955
		3,177
Health Care – 14.9%
Alcon	17,164	1,132
Bristol-Myers Squibb	26,941	1,671
Edwards Lifesciences *	35,390	3,229
		6,032
Industrials – 4.8%
Copart *	15,293	1,946

Information Technology – 42.2%
Apple	23,135	3,070
CDW	14,385	1,896
Keysight Technologies *	15,480	2,045
Microsoft	9,095	2,023
Motorola Solutions	14,745	2,507
PayPal Holdings *	12,800	2,998
Visa, Cl A	11,670	2,552
		17,091
Total Common Stock
(Cost $28,087) (000)		40,535

Rights — 0.0%
Health Care – 0.0%
Bristol Myers Squibb CVR*(a)	8,600	6

Total Rights
(Cost $19) (000)		6

Total Investments — 100.0%
(Cost $28,106) (000)		$40,541

As of December 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $40,542 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	No rate available.

Cl — Class
CVR — Contingent Value Right

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000

RiverPark Short Term High Yield Fund December 31, 2020 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 72.6%
Communication Services – 10.6%
CenturyLink
6.450%, 06/15/21		10,781	$11,010
Cogent Communications Group
5.375%, 03/01/22 (a)		1,087	1,122
DISH DBS
6.750%, 06/01/21		17,864	18,243
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	21,357	26,115
Netflix
5.375%, 02/01/21		3,206	3,224
Sirius XM Radio
3.875%, 08/01/22 (a)		6,947	7,060
Townsquare Media
6.500%, 04/01/23 (a)		22,181	22,652
			89,426
Consumer Discretionary – 5.0%
APX Group
7.875%, 12/01/22		13,713	13,773
Ford Motor Credit
5.085%, 01/07/21		3,146	3,154
3.336%, 03/18/21		9,416	9,451
3.200%, 01/15/21		4,163	4,173
PetSmart
7.125%, 03/15/23 (a)		2,000	2,002
5.875%, 06/01/25 (a)		9,450	9,728
			42,281
Consumer Staples – 6.5%
Energizer Holdings
7.750%, 01/15/27 (a)		42,620	47,399
Ingles Markets
5.750%, 06/15/23		7,610	7,710
			55,109
Energy – 4.5%
Blue Racer Midstream
6.125%, 11/15/22 (a)		33,572	33,653
NuStar Logistics
6.750%, 02/01/21		3,673	3,696
Tallgrass Energy Partners
4.750%, 10/01/23 (a)		298	305
			37,654
Financials – 2.0%
OneMain Finance
7.750%, 10/01/21		16,308	17,185

Health Care – 3.0%
Mednax
5.250%, 12/01/23 (a)		25,031	25,351

Industrials – 12.0%
Altera Shuttle Tankers
7.125%, 08/15/22		4,000	4,038

Description	Face Amount (000)‡	Value (000)
ATS Automation Tooling Systems
6.500%, 06/15/23 (a)	22,905	$23,308
BMC East
5.500%, 10/01/24 (a)	9,952	10,226
Great Lakes Dredge & Dock
8.000%, 05/15/22	15,055	15,493
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1
4.950%, 01/15/22	6,731	6,146
HC2 Holdings
11.500%, 12/01/21 (a)	9,079	9,056
Icahn Enterprises
6.250%, 02/01/22	6,362	6,392
Nielsen Luxembourg SARL
5.500%, 10/01/21 (a)	4,662	4,687
Wesco Distribution
5.375%, 12/15/21	3,890	3,894
XPO Logistics
6.500%, 06/15/22 (a)	17,794	17,885
		101,125
Information Technology – 15.8%
Dell International
5.875%, 06/15/21 (a)	37,279	37,393
Sabre Global
5.250%, 11/15/23 (a)	40,161	40,763
VeriSign
4.625%, 05/01/23	3,630	3,669
Veritas
7.500%, 02/01/23 (a)	51,295	51,514
		133,339
Materials – 12.2%
Aruba Investments
8.750%, 02/15/23 (a)	27,274	27,646
Graphic Packaging International
4.750%, 04/15/21	71	71
Kraton Polymers
7.000%, 04/15/25 (a)	54,454	57,367
Louisiana-Pacific
4.875%, 09/15/24	5,786	5,942
Tecnoglass
8.200%, 01/31/22 (a)	961	1,005
Valvoline
4.375%, 08/15/25	10,545	10,896
		102,927
Real Estate – 1.0%
SBA Communications
4.000%, 10/01/22	8,041	8,136

Total Corporate Obligations
(Cost $609,537) (000)		612,533

Commercial Paper — 6.3%
Consumer Discretionary – 1.4%
General Motors Financial
0.450%, 01/28/21 (a) (b)	12,289	12,283

RiverPark Short Term High Yield Fund December 31, 2020 (Unaudited)

Description	Face Amount (000)‡/Shares	Value (000)
Consumer Staples – 1.2%
Walgreens Boots Alliance
0.280%, 02/05/21 (a) (b)	10,000	$9,997
Health Care – 1.9%
Viatris
0.600%, 02/26/21 (a) (b)	15,927	15,911
Materials – 1.8%
LyondellBasell Investment
0.200%, 02/02/21 (a) (b)	15,000	14,997
Total Commercial Paper
(Cost $53,192) (000)		53,188

Special Purpose Acquisition Companies — 3.6%
Common Stock– 0.9%
Diversified Financials – 0.9%
Subversive Capital Acquisition, Cl A *	710,470	7,190

Corporate Obligation– 2.7%
Consumer Staples – 2.7%
Kronos Acquisition Holdings
9.000%, 08/15/23 (a)	22,510	23,067

Total Special Purpose Acquisition Companies
(Cost $30,026) (000)		30,257

Preferred Stock — 0.9%
Financials – 0.9%
Gladstone Capital
6.125%	294,561	7,464

Total Preferred Stock
(Cost $7,435) (000)		7,464

Convertible Bond — 0.7%
Energy – 0.7%
Ship Finance International CV to 65.8012
5.750%, 10/15/21	6,340	6,276

Total Convertible Bond
(Cost $6,355) (000)		6,276

Municipal Bond — 0.2%
Nevada – 0.2%
Nevada State, Department of Business & Industry, RB
0.300%, 12/01/26 (a) (c)	1,500	1,500

Total Municipal Bond
(Cost $1,500) (000)		1,500

Bank Loan Obligations — 11.4%
Communication Services – 3.6%
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, 08/16/24	15,832	15,824

Description	Face Amount (000)‡	Value (000)
Intelsat Jackson, Term Loan, 1st Lien DIP
6.500%, 07/13/22	3,010	$3,066
ION Media Networks, Inc., Term Loan, 1st Lien
3.188%, 12/17/24	11,870	11,850
		30,740
Consumer Discretionary – 3.0%
First Brands Group, LLC, Tranche B-3 Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 02/02/24 (e)	6,248	6,217
Garret Motion, Term Loan, 1st Lien
0.000%, 03/31/21 (d)	6,084	6,084
Golden Nugget Online Gaming, Inc., 2020 Buyback Term Loan
13.000%, VAR LIBOR+12.000%, 10/04/23 (e)	11,189	12,923
		25,224
Health Care – 1.8%
Mallinckrodt International, 1st Lien
0.000%, 02/28/22 (d)	15,558	14,925

Industrials – 2.7%
Hertz, Term Loan, 1st Lien
0.000%, 12/31/21 (d)	22,040	22,555

Information Technology – 0.3%
MTS System, Term Loan, 1st Lien
4.000%, 07/05/23	2,864	2,857

Total Bank Loan Obligations
(Cost $95,834) (000)		96,301

Total Investments — 95.7%
(Cost $803,879) (000)		$807,519

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	01/05/21	USD	600	EUR	491	$(1)
Brown Brothers Harriman	01/05/21	EUR	22,101	USD	26,869	(131)
						$(132)

RiverPark Short Term High Yield Fund December 31, 2020 (Unaudited)

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$612,533	$—	$612,533
Commercial Paper	—	53,188	—	53,188
Special Purpose Acquisition Companies	7,190	23,067	—	30,257
Preferred Stock	—	7,464	—	7,464
Convertible Bond	—	6,276	—	6,276
Municipal Bond	—	1,500	—	1,500
Bank Loan Obligations	—	96,301	—	96,301
Total Investments in Securities	$7,190	$800,329	$—	$807,519

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(132)	$—	$(132)
Total Other Financial Instruments	$—	$(132)	$—	$(132)

*	Forward contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2020, there were transfers in to Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

‡	In U.S. Dollar unless otherwise indicated.
Percentages are based on Net Assets of $843,714 (000).
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2020, these securities amounted to $533,995 (000) or 63.3% of Net Assets.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(d)	Unfunded bank loan. Interest rate not available.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
DIP — Debtor in Possession
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
RB — Revenue Bond
USD — United States Dollar
VAR— Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000

RiverPark Long/Short Opportunity Fund December 31, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 89.7%**
Communication Services – 18.9%
Alphabet, Cl A *	4,966	$8,704
Alphabet, Cl C *	4,951	8,673
Facebook, Cl A *	50,233	13,722
Pinterest, Cl A *(a)	224,443	14,791
Snap, Cl A *(a)	337,889	16,918
Twitter *	277,557	15,030
Walt Disney	64,981	11,773
		89,611
Consumer Discretionary – 7.6%
Amazon.com *	6,370	20,747
Experience Investment, SPAC, Cl A *	529,071	5,862
NIKE, Cl B	65,554	9,274
		35,883
Financials – 11.1%
Apollo Global Management, Cl A	233,649	11,444
Blackstone Group, Cl A (b) (c)	371,248	24,061
KKR	414,694	16,791
		52,296
Health Care – 17.4%
DexCom *(a)	32,383	11,973
Exact Sciences *(a)	90,797	12,030
Illumina *	33,991	12,577
Intuitive Surgical *	9,927	8,121
IQVIA Holdings *(b)	50,650	9,075
Semler Scientific *	16,538	1,554
SmileDirectClub, Cl A *	1,037,033	12,382
Zoetis, Cl A	89,254	14,771
		82,483
Industrials – 5.4%
Lockheed Martin	7,490	2,659
Northrop Grumman	23,440	7,142
Uber Technologies *(a)	310,366	15,829
		25,630
Information Technology – 26.5%
Adobe *(b)	17,526	8,765
Apple	152,828	20,279
Autodesk *	18,731	5,719
C3.ai, Cl A *	35,615	4,942
Mastercard, Cl A	20,679	7,381
Microsoft	82,261	18,296
PayPal Holdings *	54,764	12,826
RingCentral, Cl A *(a)	28,563	10,825
ServiceNow *(a)	17,332	9,540
Shopify, Cl A *	10,081	11,411
Twilio, Cl A *(a)	29,230	9,894
Visa, Cl A	25,568	5,593
		125,471

Description	Shares	Value (000)
Real Estate – 2.8%
American Tower REIT, Cl A (b)	27,525	$6,178
Equinix REIT	9,809	7,005
		13,183
Total Common Stock
(Cost $284,261) (000)		424,557

Total Investments — 89.7%
(Cost $284,261) (000)		$424,557

Written Options — (1.6)%(d)
Total Written Options
(Premiums Received $4,070) (000)		(7,372)

A list of the open option contracts held by the Fund at December 31, 2020 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — (1.6)%
Call Options
DexCom*	(167)	$(3,610)	$340.00	01/16/21	$(567)
Exact Sciences*	(576)	(5,292)	120.00	01/16/21	(835)
Pinterest*	(1,156)	(7,618)	60.00	01/16/21	(789)
RingCentral*	(143)	(5,419)	290.00	01/16/21	(1,281)
ServiceNow*	(91)	(5,009)	500.00	02/20/21	(573)
Snap*	(1,740)	(8,712)	39.00	01/16/21	(1,940)
Twilio*	(162)	(5,484)	280.00	01/16/21	(977)
Uber Technologies*	(1,710)	(5,086)	50.00	01/16/21	(411)
		(46,230)			(7,373)
Total Written Options
(Premiums Received $4,070) ($ Thousands)		$(46,230)			$(7,373)

RiverPark Long/Short Opportunity Fund December 31, 2020 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2020 was as follows:

Equity Swap
Company Reference	Counterparty	Receive (Pay)	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Alphabet Inc-Cl A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/08/2021	$251	$289	38
Alphabet Inc-Cl C	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/08/2021	247	281	34
Att Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/01/2021	(2,297)	(2,131)	166
Autodesk Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	11/26/2021	4,585	5,614	1,029
Boston Properties Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/2021	(2,107)	(2,132)	(25)
Campbell Soup Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/26/2021	(2,037)	(2,066)	(29)
Centurylink Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/24/2021	(2,366)	(2,335)	31
Cerner Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/01/2021	(2,940)	(3,316)	(376)
Dexcom Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/23/2021	205	349	144
Discovery Inc - A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/13/2021	(1,864)	(2,613)	(749)
Dish Network Corp-A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/29/2021	(1,950)	(2,052)	(102)
Edgewell Personal Care Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/01/2021	(1,693)	(1,993)	(300)
Exact Sciences Corp	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/05/2021	185	499	314
Federal Realty Investment Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/13/2021	(1,894)	(1,959)	(65)
Flex Ltd	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/10/2021	(2,045)	(2,422)	(377)
General Mills Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/26/2021	(2,052)	(1,983)	69
Godaddy Inc - Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/10/2021	(2,038)	(2,430)	(392)
Harley-Davidson Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/13/2021	(2,310)	(3,193)	(883)
HP Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/2021	(2,426)	(3,853)	(1,427)
Illumina Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	01/11/2021	3,017	3,771	754
Intuitive Surgical Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/05/2021	3,398	4,428	1,030
Iron Mountain Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/01/2021	(3,668)	(4,357)	(689)
JM Smucker Co/The	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/26/2021	(2,059)	(2,113)	(54)
Kellogg Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	11/26/2021	(2,074)	(1,990)	84
Kimberly-Clark Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/06/2021	(2,106)	(2,069)	37
Kimco Realty Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/13/2021	(2,031)	(2,201)	(170)
Klepierre	Goldman Sachs International	Fed Funds - (0.90%)	Maturity	08/09/2021	(824)	(1,002)	(178)
Kraft Heinz Co/The	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/29/2021	(2,389)	(2,690)	(301)
Kroger Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/29/2021	(2,153)	(2,110)	43
Lockheed Martin Corp	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/19/2021	3,972	4,103	131
Mastercard Inc - A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/05/2021	2,184	2,431	247
Mondelez International Inc-A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/10/2021	(2,081)	(2,198)	(117)
Nielsen Holdings PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/29/2021	(2,150)	(3,148)	(998)
NIKE Inc -Cl B	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/23/2021	1,690	2,453	763
Paypal Holdings Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/13/2021	286	646	360
Peloton Interactive Inc-A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/09/2021	(3,088)	(4,637)	(1,549)
Pinterest Inc- Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/05/2021	80	447	367
Regency Centers Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/01/2021	(2,230)	(2,353)	(123)
Servicenow Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/13/2021	218	437	219
Shopify Inc - Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/19/2021	1,567	5,035	3,468
Simon Property Group Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/12/2021	(2,006)	(2,380)	(374)
Sl Green Realty Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/12/2021	(1,767)	(2,246)	(479)
Snap Inc - A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/06/2021	91	507	416
Sprouts Farmers Market Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	12/10/2021	(2,042)	(2,125)	(83)
Twilio Inc - A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	01/11/2021	291	1,092	801
Uber Technologies Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/05/2021	843	1,606	763
Verizon Communications Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/20/2021	(2,672)	(2,854)	(182)
Visa Inc-Class A Shares	Goldman Sachs International	Fed Funds - 0.50%	Maturity	08/23/2021	4,069	4,466	397
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/12/2021	(1,992)	(1,957)	35
Walt Disney Co/The	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/05/2021	827	1,422	595
Western Union Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/10/2021	(3,034)	(3,292)	(258)
Zoom Video Communications-A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	01/10/2022	(2,205)	(1,882)	323
							2,378

RiverPark Long/Short Opportunity Fund December 31, 2020 (Unaudited)

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$424,557	$—	$—	$424,557
Total Investments in Securities	$424,557	$—	$—	$424,557

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(7,373)	$—	$—	$(7,373)
Equity Swaps‡
Appreciation		12,658		12,658
Depreciation		(10,280)		(10,280)
Total Other Financial Instruments	$(7,373)	$2,378	$—	$(4,995)

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $473,448 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of December 31, 2020 was $48,079(000).
(c)	Security considered Master Limited Partnership. At December 31, 2020, these securities amounted to $24,061 (000) or 5.1% of Net Assets.
(d)	Refer to table below for details on Options Contracts.

Cl — Class
REIT — Real Estate Investment Trust
SPAC — Special Purpose Acquisition Company

Amounts designated as “— “ are $0 or rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 47.7%
Communication Services – 7.3%
Connect Finco SARL
6.750%, 10/01/26 (a)		4,804	$5,182
Linkem
6.000%, VAR Euribor 3 Month+6.000%, 08/09/22 (a)	EUR	4,710	5,759
T-Mobile USA
6.000%, 03/01/23		2,442	2,448
			13,389
Consumer Discretionary – 13.5%
99 Escrow Issuer
7.500%, 01/15/26 (a)		2,250	2,242
Anagram International
15.000%, 08/15/25 (a)		1,528	1,757
APX Group
7.875%, 12/01/22		5,433	5,457
At Home Holding III
8.750%, 09/01/25 (a)		2,076	2,251
Diamond Sports Group
12.750%, 12/01/26 (a)		1,084	981
Ferrellgas
10.000%, 04/15/25 (a)		1,567	1,734
FXI Holdings
12.250%, 11/15/26 (a)		1,446	1,651
Georg Jensen
6.000%, VAR Euribor 3 Month+6.000%, 05/15/23	EUR	500	546
Hercules Achievement
9.000%, VAR ICE LIBOR USD 3 Month+8.000%, 12/22/24 (a)		2,068	2,073
Jacktel
10.000%, 12/04/23 (a)		1,700	425
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month+7.500%, 07/26/23	EUR	1,160	1,406
SB Holdco
8.000%, VAR Euribor 3 Month+8.000%, 07/13/22	EUR	1,300	1,628
Tapestry
4.250%, 04/01/25 (b)		1,365	1,465
Universal Entertainment
8.500%, 12/11/24 (a)		1,128	1,198
			24,814
Consumer Staples – 0.4%
Grieg Seafood
3.920%, VAR NIBOR 3 Month+3.400%, 06/25/25 (a)	NOK	6,500	739

Description		Face Amount (000)‡	Value (000)
Energy – 6.6%
Golar LNG Partners
6.463%, VAR ICE LIBOR USD 3 Month+6.250%, 11/22/21		935	$781
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,449	1,402
10.000%, 02/29/24 (a)		3,457	3,535
PBF Logistics
6.875%, 05/15/23		3,456	3,318
Sanjel Corporation
0.000%, 12/31/49 (a) (c) (d) (e) (f)		2,700	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
0.000%, 12/31/49 (a) (c) (d) (e)		101	—
SESI
7.750%, 09/15/24 (e)		2,360	767
7.125%, 12/15/21 (a) (e)		2,830	916
Talos Production
12.000%, 01/15/26 (a)		333	325
Teekay LNG Partners
5.510%, VAR NIBOR 3 Month+5.150%, 09/02/25	NOK	3,000	350
W&T Offshore
9.750%, 11/01/23 (a)		977	696
			12,090
Financials – 2.0%
Donnelley Financial Solutions
8.250%, 10/15/24		679	722
StoneX Group
8.625%, 06/15/25 (a)		2,284	2,488
Toll Road Investors Partnership II MBIA Insurance Corp
0.000%, 02/15/45 (a) (d)		215	68
VNV Global
5.750%, 10/04/22	SEK	2,250	280
			3,558
Industrials – 14.2%
Borealis Finance
7.500%, 11/16/23 (a)		1,824	1,817
Briggs & Stratton
6.875%, 12/15/20 (e)		67	5
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		157	156
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22		428	433
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1
4.950%, 01/15/22		504	460
3.900%, 01/15/26		3,989	3,566

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

Description		Face Amount (000)‡/ Shares	Value (000)
HC2 Holdings
11.500%, 12/01/21 (a)		4,319	$4,308
Icahn Enterprises
4.750%, 09/15/24		1,686	1,754
MPC Container Ships Invest BV
4.986%, VAR ICE LIBOR USD 3 Month+4.750%, 03/22/23		1,174	1,138
Mueller Industries
6.000%, 03/01/27 (b)		5,170	5,279
Stolt-Nielsen
6.375%, 09/21/22		3,400	3,519
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	847
Taseko Mines
8.750%, 06/15/22 (a)		2,040	2,073
Wallenius Wilhelmsen
6.100%, VAR NIBOR 3 Month+5.750%, 09/09/24	NOK	6,500	773
			26,128
Information Technology – 3.7%
Azerion Holding BV
8.500%, VAR Euribor 3 Month+8.500%, 03/17/23	EUR	1,488	1,836
Dell International
7.125%, 06/15/24 (a)		2,547	2,644
Mercell Holding
6.000%, VAR STIBOR SEK 3-Month+6.000%, 12/08/25	SEK	4,800	586
Sabre Global
5.250%, 11/15/23 (a)		1,540	1,563
Veritas US
7.500%, 02/01/23 (a)		205	206
			6,835
Total Corporate Obligations
(Cost $90,637) (000)			87,553

Special Purpose Acquisition Companies — 17.4%
Common Stock– 17.3%
Diversified Financials – 17.3%
Altitude Acquisition *		166,052	1,719
Atlantic Avenue Acquisition, Cl A *		117,481	1,184
Atlas Crest Investment *		169,262	1,786
Carney Technology Acquisition II *		131,712	1,351
Cascade Acquisition *		50,126	524
CBRE Acquisition Holdings *		18,525	194
Cerberus Telecom Acquisition *		30,000	320
Cerberus Telecom Acquisition, Cl A *		58,914	601
Ceres Acquisition *		52,492	501
CF Acquisition IV * (f)		27,235	280
CF Finance Acquisition II, Cl A *		16,709	184
CM Life Sciences, Cl A *		14,101	156

Description	Shares/ Number of Warrants	Value (000)
Cohn Robbins Holdings, Cl A *	46,937	$489
DPCM Capital *	56,480	599
EdtechX Holdings Acquisition II *	59,271	612
Equity Distribution Acquisition, Cl A *	42,243	432
FG New America Acquisition, Cl A *	37,604	383
Fortress Value Acquisition II, Cl A *	83,543	896
Forum Merger III *	1,622	22
Genesis Park Acquisition *	99,631	1,035
Golden Falcon Acquisition *	27,235	283
Gores Holdings VI *	26,342	279
Horizon Acquisition, Cl A *	38,262	383
Jaws Spitfire Acquisition *	16,709	185
KINS Technology Group *	31,314	322
Landcadia Holdings III, Cl A *	112,841	1,183
Live Oak Acquisition II *	50,126	544
Oaktree Acquisition II, Cl A *	37,653	395
Omnichannel Acquisition *	233,921	2,409
Revolution Acceleration Acquisition *	33,210	346
RMG Acquisition II *	184,397	2,056
Seven Oaks Acquisition *	45,392	470
Starboard Value Acquisition, Cl A *	61,018	632
Subversive Capital Acquisition, Cl A *	453,068	4,585
Tailwind Acquisition, Cl A *	131,648	1,368
Tekkorp Digital Acquisition *	19,333	208
Tekkorp Digital Acquisition, Cl A *	70,000	706
Thayer Ventures Acquisition *	13,171	138
TS Innovation Acquisitions *	119,170	1,256
Vector Acquisition, Cl A *	63,805	645
		31,661
Warrants– 0.1%
Diversified Financials – 0.1%
Atlantic Avenue Acquisition *	58,740	65
Cerberus Telecom Acquisition *	4,049	5
DPCM Capital, Cl A *	12,550	27
Tekkorp Digital Acquisition *	35,000	85
Vector Acquisition *	18,377	29
		211
Total Special Purpose Acquisition Companies
(Cost $29,953) (000)		31,872

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Convertible Bonds — 3.4%
Energy – 2.1%
Seaspan CV to 76.8935
3.750%, 12/15/25 (a)	$1,334	$1,438
Ship Finance International CV to 65.8012
5.750%, 10/15/21	2,426	2,401
		3,839
Real Estate – 1.3%
CTO Realty Growth CV to 18.2596
3.875%, 04/15/25 (a)	2,536	2,437
		2,437
Total Convertible Bonds
(Cost $6,098) (000)		6,276

Common Stock — 3.4%
Consumer Discretionary – 1.6%
Appvion * (c) (f)	305,017	3,020

Energy – 0.3%
Magellan Midstream Partners LP (g)	10,100	429
Mcdermott International *	129,005	104
		533
Financials – 0.2%
Rescap Liquidating Trust	311,918	296

Information Technology – 0.0%
Internap Holding LLC * (c) (f)	592,725	6

Materials – 0.6%
RA Parent * (c) (f)	56	1,116

Real Estate – 0.7%
Alpine Income Property Trust	27,023	405
CTO Realty Growth	20,429	861
		1,266
Total Common Stock
(Cost $11,834) (000)		6,237

Municipal Bond — 1.3%
Puerto Rico – 1.3%
GDB Debt Recovery Authority
7.500%, 08/20/40	$3,177	2,442

Total Municipal Bond
(Cost $2,201) (000)		2,442

Description	Shares/ Number of Warrants/ Number of Rights/ Face Amount (000)/	Value (000)
Preferred Stock — 1.1%
Financials – 0.1%
Great Elm Capital
6.500%	3,350	$83

Industrials – 0.5%
WESCO International
10.625%	30,044	939

Real Estate – 0.5%
Monmouth Real Estate Investment
6.125%	39,030	980

Total Preferred Stock
(Cost $1,763) (000)		2,002

Trade Claims — 0.1%
Utilities – 0.1%
Pacific Gas & Electric (c) (f)	202	209

Total Trade Claims
(Cost $174) (000)		209

Warrants — 0.0%
Energy – 0.0%
Mcdermott International * (c)
Expires 6/30/2027, Strike Price 12.33	258,269	—
Mcdermott International * (c)
Expires 6/30/2027, Strike Price 15.98	286,965	—

Total Warrants
(Cost $153) (000)		—

Rights — 0.0%
Energy – 0.0%
Mcdermott International (c)	129,005	—

Total Rights
(Cost $–) (000)		—

Bank Loan Obligations — 20.8%
Consumer Discretionary – 5.2%
Appvion Operations, Inc., Term Loan, 1st Lien
7.000%, VAR LIBOR+0.060%, 06/12/26	$822	$813
First Brands Group, LLC, Tranche B-3 Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 02/02/24	4,885	4,861

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Golden Nugget Online Gaming, Inc., 2020 Buyback Term Loan
13.000%, VAR LIBOR+12.000%, 10/04/23	$3,403	$3,931
		9,605
Energy – 2.5%
Crestwood Holdings LLC, Term Loan, 1st Lien
7.660%, VAR LIBOR+7.500%, 02/28/23	4,322	3,241
Fieldwood Energy LLC, Closing Date Loan, 1st Lien
0.000%, VAR LIBOR+5.250%, 04/11/22	5,879	1,323
		4,564
Financials – 5.2%
JZ Capital Partners, Term Loans, 1st Lien
12.140%, 06/21/21 (e) (h)	7,178	7,178
Lealand Finance Company B.V., Take-Back Term Loan
4.147%, VAR LIBOR+4.000%, 06/30/25	2,193	1,420
PaySafe Group, Term Loan, 2nd Lien
0.000%, 01/01/26 (h) (i)	1,050	1,037
		9,635
Healthcare – 0.5%
Alliance HealthCare Services, Inc. , Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/20/23	953	856

Industrials – 2.7%
Hertz, Term Loan, 1st Lien
0.000%, 12/31/21 (h) (i)	4,890	5,004

Information Technology – 0.7%
Internap Holding LLC, Second Out Term Loan, 1st Lien
7.500%, VAR LIBOR+5.500%, 05/08/25	2,730	1,201

Materials – 3.3%
Elevate Textiles, Inc., Initial Term Loan, 2nd Lien
5.367%, VAR LIBOR+5.367%, 05/01/24	1,709	1,528
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 10/31/24	3,310	3,295

Description	Face Amount (000)/ Shares	Value (000)
Real Alloy Holding, Term Loan, 1st Lien
11.000%, VAR LIBOR0.000%, 12/31/49 (c) (f)	$1,211	$1,193
		6,016
Real Estate – 0.7%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
7.060%, VAR LIBOR+6.750%, 09/25/24	1,373	1,362

Total Bank Loan Obligations
(Cost $45,213) (000)		38,243

Total Investments — 95.2%
(Cost $188,026) (000)		$174,834

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.6)%
Consumer Staples – (1.9)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,284)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(2,090)
		(3,374)
Financials – (0.3)%
Capital One Financial
3.450%, 04/30/21	(586)	(590)

Health Care – (0.4)%
McKesson
3.950%, 02/16/28	(660)	(770)

Total Corporate Obligations
(Proceeds $4,283) (000)		(4,734)

Common Stock — (0.6)%
Energy – (0.6)%
Crestwood Equity Partners	(56,600)	(1,074)

Industrials – 0.0%
Briggs & Stratton	(58,627)	(4)

Total Common Stock
(Proceeds $712) (000)		(1,078)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $4,995) (000)		$(5,812)
Purchased Options — 0.0%(j)
Total Purchased Options
(Cost $145) (000)		$15
Written Options — (0.3)%(j)
Total Written Options
(Premiums Received $444) (000)		$(485)

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	01/05/21	USD	5,363	EUR	4,383	$24
Brown Brothers Harriman	01/05/21	USD	400	NOK	3,429	1
Brown Brothers Harriman	01/05/21	SEK	7,122	USD	841	(27)
Brown Brothers Harriman	01/05/21	NOK	19,403	USD	2,208	(62)
Brown Brothers Harriman	01/05/21	EUR	13,583	USD	16,486	(210)
						$(274)

A list of the open option contracts held by the Fund at December 31, 2020 is as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTIONS — 0.0%
Call Options
Barrick Gold*	114	$212	$22.00	01/16/21	$13
Crestwood Equity Partners LP*	405	769	10.00	01/16/21	2
		981			15
Total Purchased Options
(Cost $145) (000)		$981			$15
WRITTEN OPTIONS — (0.3)%
Call Options
Barrick Gold Corp*	(114)	$(212)	24.00	01/16/21	$(17)
Briggs & Stratton Corporation*	(101)	(1)	5.00	01/16/21	(1)
Briggs & Stratton Corporation*	(135)	(1)	1.00	01/16/21	(1)
Crestwood Equity Partners LP*	(405)	(769)	20.00	01/16/21	(18)
Crestwood Equity Partners LP*	(404)	(767)	15.00	04/17/21	(180)
ETF Series Solutions - Defiance NextGen SPAC IPO ETF*	(48)	(137)	30.00	02/20/21	(6)
GFL Environmental*	(66)	(193)	20.00	01/16/21	(61)
iShares iBoxx $ High Yield Corporate Bond ETF*	(333)	(2,907)	86.00	03/20/21	(55)
JPMorgan Chase*	(96)	(1,331)	110.00	03/20/21	(19)
SPDR Gold Shares*	(81)	(1,155)	157.00	01/16/21	(1)
SPN*(d) (e) (k) (l)	(212)	–	100.00	04/17/21	(127)
		$(7,473)			$(486)
Total Written Options
(Premiums Received $445) (000)		$(7,473)			$(486)

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$87,553	$—	$87,553
Special Purpose Acquisition Companies	31,661	211	—	31,872
Convertible Bonds	—	6,276	—	6,276
Common Stock	2,095	—	4,142	6,237
Municipal Bond	—	2,442	—	2,442
Preferred Stock	—	2,002	—	2,002
Trade Claims	—	—	209	209
Warrants	—	—	—	—
Rights	—	—	—	—
Bank Loan Obligations	—	29,872	8,371	38,243
Total Investments in Securities	$33,756	$128,356	$12,722	$174,834

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(4,734)	$—	$(4,734)
Common Stock	(1,078)	—	—	(1,078)
Total Securities Sold Short, Not Yet Purchased	$(1,078)	$(4,734)	$—	$(5,812)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$15	$—	$—	$15
Written Options	(358)	—	(127)	(485)
Forward Contracts*
Unrealized Appreciation	—	25	—	25
Unrealized Depreciation	—	(299)	—	(299)
Total Other Financial Instruments	$(343)	$(274)	$(127)	$(744)

**	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Trade Claims	Warrants	Bank Loan Obligations
Beginning balance as of October 1, 2020	$4,226	$1,970	$57	$1,211
Change in unrealized appreciation/ (depreciation)	(84)	(291)	(57)	(18)
Realized gain/(loss)	—	—	—	—
Purchases	—	239	—	—
Sales	—	(1,709)	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Ending balance as of June 30, 2020	$4,142	$209	$—	$1,193
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(84)	$(291)	$(57)	$(18)

	Rights	Written Options	Total
Beginning balance as of October 1, 2020	$—	$(127)	$7,337
Change in unrealized appreciation/ (depreciation)	—	—	(450)
Purchases	—	—	239
Sales	—	—	(1,709)
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending balance as of June 30, 2020	$—	$(127)	$5,417
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$(450)

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at December 31, 2020 (000)	Valuation Technique	Unobservable Inputs	Range
Common Stock Appvion	$3,020	Multiples and Comparables Method	3.2x implied multiple on $34.9mm in EBITDA (total enterprise value) less net debt of $31.7mm on 7.92mm shares outstanding.	9.1x-28.6x multiple (average multiple being 15.1x) of EBITDA on comparable public companies together with $39mm-$202mm in EBITDA and $176mm-$966mm of net debt for the companies.
Common Stock RA Parent	$1,116	Transactions Method, Comparable and Multiples	One would arrive at an implied price of $23,160 if they were to use the estimated current run rate of $42.5mm in EBITDA together with a multiple of 5.0x (total enterprise value) less net debt of $96.7mm on 5,000 shares outstanding. With that said, there were a few private transactions during the quarter at lower prices of $19,000 in mid-December and another subsequent to that date at a price of $20,000.	5.0x-15.5x multiples of EBITDA, with an average EBITDA of 9.6x, on comparable public companies together with $71mm-$138,870mm in EBITDA and $231mm-$592,720mm of net debt for the companies.

RiverPark Strategic Income Fund December 31, 2020 (Unaudited)

Assets	Fair Value at December 31, 2020 (000)	Valuation Technique	Unobservable Inputs	Range
Bank Loan Obligations Real Alloy	$1,193	Transactions and Multiples Method	Net leverage of 4.0x with management guiding to 2.3x as EBITDA returns to a more normal run rate of $40-45mm. There were a few private transactions completed at a price of 98.50 in mid to late December.	2.0x-2.3x net leverage coupled with $42.5mm in EBITDA for the company.
Trade Claims Pacific Gas & Electric	$209	Transactions Method and Liquidation Value of Claims	A bona-fide quote of 103.00 from an independent broker was used to support this valuation.	These claims have been paying off at an all-in value between 103.8 and 105.9.
Warrants McDermott International	$—	Black-Scholes Model	The Black-Scholes Model was employed using the underlying equity closing price of $.81 per share, its expiry date of 6/30/27 and a volatility of 40%.	—
Rights McDermott International	$—	Transactions Method	Priced as worthless rights at a market value of $ — .	—
Written Put Options SPN	$(127)	Transactions Method	This represents a private transaction made directly with the underlying company that was executed on September 29, 2020. This latest transaction price of 6% premium is being used as fair value.	—

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Percentages are based on Net Assets of $183,573 (000).
*	Non-income producing security.
‡	In U.S. Dollar unless otherwise indicated.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2020, these securities amounted to $51,587 (000) or 28.1% of Net Assets.
(b)	This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of December 31, 2020 was $6,744 (000).
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(e)	Security in default on interest payments.
(f)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $5,696 (000) and represented 3.1% of Net Assets.
(g)	Security considered Master Limited Partnership. At December 31, 2020, these securities amounted to $429 (000) or 0.2% of Net Assets.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)	Unfunded bank loan. Interest rate not available.
(j)	Refer to table below for details on Options Contracts.
(k)	Underlying company is in default.
(l)	On September 29, 2020, the Fund signed a commitment letter with Superior Energy Services to backstop a multiple draw term loan facility for a total commitment amount of $2,122,838 and received a put option premium in the amount of $127,369 for doing so. Should acceptable alternate exit financing not be available to the company upon the emergence of Chapter 11 bankruptcy, the Fund would be committed to provide liquidity to the company through the exercise of this delayed-draw term loan facility put option.

Cl — Class
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
ETF — Exchange Traded Fund
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MBIA — Municipal Bond Insurance Association
NIBOR — Norwegian Interbank Offered Rate
SEK — Swedish Krona
Ser — Series
STIBOR — Stockholm Interbank Offered Rate
USD — U.S. Dollar
VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000

RiverPark Floating Rate CMBS Fund December 31, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 94.1% (a)
Non-Agency Mortgage-Backed Obligation – 94.1%
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
2.273%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31	$6,870	$6,404
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl E
3.759%, VAR ICE LIBOR USD 1 Month+3.600%, 11/15/32	3,000	3,011
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
3.409%, VAR ICE LIBOR USD 1 Month+3.250%, 10/15/37	5,700	5,672
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.459%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36	6,104	6,055
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.209%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	5,670	5,665
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl F
2.159%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	4,167	4,068
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.110%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/37	3,000	3,002
BX Trust, Ser 2019-MMP, Cl C
1.609%, VAR ICE LIBOR USD 1 Month+1.450%, 08/15/36	2,985	2,972
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
1.759%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/32	2,273	2,278
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl F
2.659%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	420	413
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl C
1.459%, VAR ICE LIBOR USD 1 Month+1.300%, 12/15/36	800	799
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl B
1.259%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/36	250	250
Cold Storage Trust, Ser 2020-ICE5, Cl F
3.651%, VAR ICE LIBOR USD 1 Month+3.492%, 11/15/37	3,000	3,004
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.809%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36	3,780	3,733

Description	Face Amount (000)	Value (000)
Credit Suisse Mortgage Capital Certificates, Ser 2020-UNFI
4.168%, 12/15/22 (b)	$3,000	$3,000
DBGS Mortgage Trust, Ser 20108-BIOD, Cl E
1.859%, VAR ICE LIBOR USD 1 Month+1.700%, 05/15/35	2,784	2,784
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl E
2.319%, VAR ICE LIBOR USD 1 Month+2.160%, 07/15/36	6,000	5,624
KKR Industrial Portfolio Trust, Ser 2020-AIP, Cl E
2.785%, VAR ICE LIBOR USD 1 Month+2.626%, 03/15/37	2,411	2,380
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl C
1.159%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/34	200	200
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
1.009%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/34	275	275
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
0.859%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/34	150	150
MSCG Trust, Ser 2018-SELF, Cl D
1.809%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/37	2,000	2,006
Total Commercial Mortgage-Backed Securities
(Cost $64,060) (000)		63,745

Total Investments — 94.1%
(Cost $64,060) (000)		$63,745

As of December 31, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $67,755 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2020, these securities amounted to $63,745 (000) or 94.1% of Net Assets.

(b)	This position is a one-month LIBOR floating rate commercial mortgage-backed security that is subject to a floor of 0.50%.

Cl — Class
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
Ser — Series
USD — United States Dollar
VAR— Variable Rate

RiverPark Floating Rate CMBS Fund December 31, 2020 (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2000